COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 21. COMMITMENTS AND CONTINGENT LIABILITIES

iOx – Parexel Master Services Agreement

Effective March 15, 2022, iOx, a wholly-owned subsidiary of the Company, entered into a Master Services Agreement (the “MSA”) with Parexel under which Parexel agreed to act as a clinical service provider (“CRO”) pursuant to a work order (“Work Order”) effective June 1, 2022. Under such Work Order, Parexel planned to operate a Phase 2 trial of IMM60 and pembrolizumab in advanced melanoma and non-small lung cancer. The MSA provided for a five-year term, and the Work Order provided for a term to end upon the completion of the services required. The budget provided for service fees and pass-through expenses and clinical sites totaling $11.5 million. During the year ended March 31, 2023 (“Fiscal 2023”), the Company executed two change orders resulting in a $0.6 million increase in the overall estimated budgeted costs. As a result of the Company’s decision to discontinue the development with respect to this program, on December 20, 2023, the Company provided Parexel notice of termination of the contract, with a planned termination date of April 18, 2024.

As the ongoing CRO services were wound down, the Company noticed that expenses incurred under the CRO agreement were higher than originally budgeted. Parexel agreed to refund the Company $0.552 million and release the liability for amounts invoiced and unbilled services totaling $1.486 million, and the Company forfeited advanced payments of $1.091 million. As a result, the Company recognized a net gain of $0.946 million as of September 30, 2024. The Company received the refund from Parexel on October 3, 2024. As of March 31, 2024, the Company reflected $1.414 million of payables to Parexel in accounts payable and accrued liabilities and $1.277 million in prepaid expenses and other receivables in the consolidated statement of financial position.

Buzz HPC GPU Lease

On February 6, 2026 he Company entered into a GPU infrastructure services agreement with Buzz Performance Cloud Inc. pursuant to which the Company secured rights to access 504 NVIDIA B200 GPUs for a 24-month term. The arrangement contemplates aggregate contractual payments of approximately $29.6 million over the contract term and requires a security deposit of $2.6 million, which was paid on February 13, 2026. As of March 31, 2026, no liability was yet recorded as the services did not commence until early June.

atNorth Colocation Lease Payments

On December 11, 2025 the Company signed an enterprise colocation service agreement (the “Colo Agreement”) with atNorth AB (“atNorth”) to deploy the Company’s GPU hardware to atNorth’s data center located in Kista, Sweden. The Colo Agreement consists of two data halls with a Phase I deployment of 1,213 kW of power and a Phase II of 1,017 kW of power, with Phase II being structured as a Right of First Refusal (the “ROFR”). The agreement’s commencement date was April 1, 2026, and extends for 60 months after which it automatically extends for successive 12 month periods unless 6 months’ notice is provided by either party. On April 10, 2026, the Company paid a 982,368 EUR deposit to secure Phase I of the agreement. As of the date of the issuance of these consolidated financial statements, the ROFR for Phase II of the deployment has expired, although atNorth is still being considered for a further deployment once ready. The monthly colocation fee for Phase I that has commenced is 163,728 EUR plus variable electricity costs estimated at 0.126 EUR/kWh.

GaMee Acquisition Token Buyback

On March 19, 2026, the Company entered into a sale and purchase agreement (the “SPA”) with Animoca Brands Limited (“Animoca Brands”) to acquire a 60% controlling equity interest in Ga Mee Global Limited (“GaMee Global”), a company incorporated in Hong Kong and wholly owned subsidiary of Animoca Brands, and certain digital tokens (the “GaMee Transaction”). GAMEE is a gaming and entertainment platform within Telegram's ecosystem and provides the Company with additional distribution and customer acquisition opportunities within the decentralized AI space. The SPA contains a post-closing item requiring the Company to, within ninety (90) days after close, acquire from the open market $2 million worth of GMEE tokens. GMEE is the native utility token of the GaMee gaming platform and ecosystem. The GaMee Transaction closed on May 27, 2026.

Tarus – Fortrea Clinical Service Agreement

On March 1, 2023, Tarus entered into a clinical service agreement with Fortrea Inc. (formerly Labcorp Drug Development Inc.), a third-party CRO. The term of the agreement is through the earlier of August 14, 2025 or the completion of provision of services and the payment of contractual obligations. The budgeted costs for the services to be provided is approximately $12.1 million.

In March 2025, the Company resumed patient enrollment into the final cohort arm of TT-10 (PORT-6) as part of the Phase 1a TT-10-101 (ADPORT-601) clinical trial, following a prior pause due to funding constraints. This decision reflects the favorable safety and preliminary activity signals observed in earlier dose cohorts. In April 2025, we announced confirmatory preclinical results in mesothelioma with our TT-4 (PORT-7) compound, supporting advancement of this indication in its first-inhuman trial of TT-4 (PORT-7) which is expected to commence in the quarter ending March 31, 2026.

On May 31, 2026, Cyncado and ADDRI executed a definitive Clinical Trial Research Agreement establishing the terms of the study. The trial is expected to enroll approximately 50 patients across multiple clinical sites, will be led by A/Prof Steven Kao and Dr. Melvin Chin, and is intended to run in parallel with Cyncado's planned U.S. mesothelioma activities. Under the agreement, Cyncado will supply TT-4 and provide limited support as part of an international mesothelioma program. The trial remains subject to customary regulatory and ethics approvals and site activation before enrollment begins.

Nasdaq Notifications

On December 10, 2024, the Company received written notice (the “Notice”) from The Nasdaq Stock Market, LLC (“Nasdaq”) indicating that it was not in compliance with the minimum shareholders’ equity requirement for continued listing on The Nasdaq Capital Market (the “Capital Market”) as set forth in Nasdaq Listing Rule 5550(b)(1) (the “Shareholders’ Equity Requirement”), because the shareholders’ equity of $695,000 as of September 30, 2024, as reported in the Company’s Report on Form 6-K containing unaudited consolidated financial statements for the three and six months ended September 30, 2024, filed with the United States Securities and Exchange Commission (the “SEC”) on December 31, 2024, was below the required minimum of $2.5 million, and because as of the date of the Notice, the Company did not meet either of the alternative continued listing standards for the Nasdaq Capital Market, relating to market value of listed securities of at least $35 million or net income from continuing operations of at least $500,000 in the most recently completed fiscal year or in two of the last three most recently completed fiscal years. The Company submitted a plan on January 24, 2025, to regain compliance with the shareholders’ equity requirement or achieve compliance with an alternative continued listing standard for the Capital Market (the “Compliance Plan”) and on February 11, 2025, the Company received notification from Nasdaq that Nasdaq accepted the Compliance Plan and granted the Company an extension to regain compliance with the continued listing standards by June 9, 2025. In keeping with the Compliance Plan, on June 5, 2025, the Company increased its shareholders’ equity, and submitted documentation to Nasdaq indicating compliance as of June 9, 2025, with the shareholders’ equity requirement. The Nasdaq Stock Market, LLC indicated by letter dated June 24, 2025, that the Company has regained compliance with the continued listing standards of the Nasdaq Capital Market.

On March 2, 2026, the Company received a deficiency letter from the Nasdaq Listing Qualifications Department (the “Staff”) notifying the Company that because the closing bid price for the Company’s common stock was below $1.00 per share for the last 30 consecutive business days, the Company did not meet the $1.00 per share minimum bid price requirement for continued inclusion on the Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(2) (the “Bid Price Rule”). The deficiency letter does not result in the immediate delisting of the Company’s common stock from the Nasdaq Capital Market. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has been provided an initial period of 180 calendar days, or until August 31, 2026 (the “Compliance Period”), to regain compliance with the Bid Price Rule. If, at any time during the Compliance Period, the closing bid price per share of the Company’s common stock is at least $1.00 for a minimum of 10 consecutive business days, Nasdaq will provide written notification to the Company that it complies with the Bid Price Rule, unless the Staff exercises its discretion to extend this 10 day period pursuant to Nasdaq Listing Rule 5810(c)(3)(H). The Nasdaq letter also provides that in the event the Company does not regain compliance by August 31, 2026, the Company may be eligible for an additional 180 calendar day period to regain compliance. To qualify, the Company must meet the continued listing requirement for market value of publicly held shares and all other initial listing standards of the Nasdaq Capital Market, with the exception of the bid price requirement. Notwithstanding the terms set forth in the Nasdaq letter, there can be no assurance that the Company will be eligible for an additional 180 calendar day period to regain compliance. If the Company meets the applicable requirements, Nasdaq will inform the Company that it has been granted an additional 180 calendar days. If, however, it appears to Nasdaq that the Company will not be able to cure the deficiency, or if the Company is otherwise not eligible, Nasdaq could provide notice that the Company’s common stock will become subject to delisting. In such event, Nasdaq rules would permit the Company to appeal the delisting determination to a Nasdaq Hearings Panel.

Ground Tunnel Consulting Services Agreement

On July 15, 2025, Alpha Transform Holdings, a related party of the Company, entered into a consulting service agreement with Ground Tunnel Capital LLC, a third-party advisory and marketing consultant. This consulting service agreement was assigned to the Company on October 25, 2025. The effective date of the agreement occurred upon the closing of the subsequent private placement of ordinary shares, which occurred on September 25, 2025, with contractual services to be provided through July 15, 2028. $1.0 million was paid upon execution of the contract, with subsequent milestone payments of $0.25 million due on each October 15, 2025, January 15, 2026, April 15, 2026 and July 15, 2026. On April 15, 2026, the Company submitted its third milestone payment in the amount of $0.25 million.

Treasury Management Agreement

At the closing of the Company’s financing on September 25, 2025, the Company entered into a treasury management agreement (the “DWF TMA”) with DWF MaaS Limited (“DWF”), pursuant to which the Company appointed DWF to manage $15.0 million that DWF contributed in the September 2025 financing and implement the TON treasury strategy for the Company. Under the DWF TMA, DWF is entitled to retain 100% of all profits earned until the balance with DWF reaches $150.0 million at which point the Company will earn a 3% yield on all DWF-managed TON holdings, and additionally 10% of any profits from asset management will be shared with the Company. In consideration for the services to be provided, the Company issued 160,000 ordinary shares to DWF, which shares shall vest linearly over a period of three (3) years from the date of issue to DWF. The initial term of the agreement is 3 years and will commence on the date that the aggregate transfers from the Company to DWF reach $150 million.

The Company has the right to terminate the agreement with 90 days’ notice provided that a) the termination notice is submitted more than 18 months following commencement of the contract term, and b) the Company publicly announces it will cease its strategy of holding TON as a treasury asset. Pursuant to the DWF AMA, DWF is entitled to convert the Ordinary Shares it subscribed for in the September 2025 private placement into an equivalent value of TON from the amount of TON held by DWF on behalf of the Company up to a maximum value of $15,000,000. DWF was granted the right to exercise this conversion option at any time within twelve months from August 25, 2025.

The range of management and trading activities that DWF is authorized to conduct under the DWF AMA is limited to market-making, buying and selling the TON tokens, and providing liquidity on decentralized or centralized exchanges. DWF cannot use derivatives as part of their mandate. DWF is mandated to actively manage the assets under management to provide market liquidity in TON trading pairs and generate a return. DWF is required to hold and secure the assets using institutional-grade custody solutions, which may include qualified third-party custodians, centralized cryptocurrency exchanges, multi-party computation (MPC) wallets, and other industry-standard security protocols designed to safeguard digital assets.

In addition to the initial $15.0 million that DWF contributed in the September 2025 financing, the Company is required to make additional transfers of a) $5 million 15 days after the close of the September 2025 financing, and b) $55.0 million within 3 months of the September 2025 financing, with no less than $20.0 million to be transferred each month. The Company also agrees to transfer 50% of any subsequent treasury fundraising to DWF for asset management until the total assets under management total $225.0 million. Through December 30, 2025, there had been no additional transfers to DWF, and DWF was managing only the $15.0 million of their own funds that they contributed as part of the September 2025 financing.

On December 30, 2025, the Company entered into that certain Settlement Agreement and Release (the “Settlement Agreement”), by and between the Company and DWF MaaS Limited (“DWF”). The Settlement Agreement resolves certain disputes over the rights and obligations related to that certain Treasury Management Agreement, dated as of August 25, 2025 (the “Treasury Management Agreement”), by and between the Company and DWF, pursuant to which the Company appointed DWF to manage and implement a portion of the Company’s TON treasury strategy. On September 25, 2025, DWF subscribed for (i) 105,000 ordinary shares (the “Shares”) of the Company, no par value per share (the “Ordinary Shares”), and (ii) pre-funded warrants to purchase up to 2,513,240 Ordinary Shares (the “Pre-Funded Warrants” and together with the Shares, the “Repurchase Securities”), in exchange for consideration of USD1 $15,000,000, in each case pursuant to that certain Securities Purchase Agreement, dated as of September 2, 2025, by and between the Company and certain investors party thereto (including DWF). Also on September 25, 2025, pursuant to the terms of the Treasury Management Agreement, the Company and DWF entered into that certain Ordinary Share Issuance Agreement (the “Restricted Share Agreement”), pursuant to which the Company issued 160,000 Ordinary Shares (the “Restricted Shares”) to DWF, with such Restricted Shares vesting linearly over a three (3) year period from the date of issuance. Pursuant to the Settlement Agreement, the Company agreed to: (i) purchase the Repurchase Securities from DWF for an aggregate amount of USD1 $15,000,000 (or whatever amount remains in the digital wallet used to fund the initial deposit pursuant to the Treasury Management Agreement); (ii) remove the vesting restrictions applicable to the Restricted Shares; and (iii) pay DWF USD $35,000. As part of the Settlement Agreement, the Company and DWF each agreed to a mutual full release of claims. Further, the Treasury Management Agreement and the Restricted Share Agreement were terminated and no longer enforceable.

Vertical Data Server Purchase Agreement

On January 5, 2026, the Company signed an agreement with Vertical Data Inc. to acquire 72 Dell XE9780-B300 Servers containing a total of 576 GPUs along with associated required networking equipment, at a total cost of $40.9 million. On the same day a deposit of $2.0 million was made, with additional deposits made in January and February 2026 of $6.0 million for a total of $8.6 million in deposits made in order to hold the allocation of servers. The remaining cost of the acquisition will be funded via a GPU equipment financing lender. The anticipated asset-backed loan will be non-recourse to the Company.